Restatement of previously issued consolidated financial statements - The Company reserves (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 18, 2019
Equity	¥ 7,671,388	¥ 8,108,777	¥ 8,333,341	¥ 8,333,341
Capital surplus
Equity	8,284,694	8,252,143	8,241,629	8,241,629
Foreign currency translation reserves
Equity	58,294	(3,620)	(6,431)	(6,431)
Accumulated deficit
Equity	(881,196)	(375,626)	(139,129)	¥ (139,129)
Parent
Equity		8,169,309
Equity	¥ 8,096,221	8,169,400	8,177,732
Parent | Capital surplus
Equity		8,252,143	8,241,629
Parent | Foreign currency translation reserves
Equity		(3,748)	(7,205)
Parent | Accumulated deficit
Equity		(79,086)	(56,592)
As previously reported
Equity		8,406,969	8,624,843
As previously reported | Capital surplus
Equity		8,430,405	8,419,891
As previously reported | Foreign currency translation reserves
Equity		6,302	4,393
As previously reported | Accumulated deficit
Equity		(265,618)	(36,713)
As previously reported | Parent
Equity		8,467,501
Equity		8,467,592	8,469,234
As previously reported | Parent | Capital surplus
Equity		8,430,405	8,419,891
As previously reported | Parent | Foreign currency translation reserves
Equity		6,174	3,619
As previously reported | Parent | Accumulated deficit
Equity		30,922	45,724
Adjustments
Equity		(298,192)	(291,502)
Adjustments | Capital surplus
Equity		(178,262)	(178,262)
Adjustments | Foreign currency translation reserves
Equity		(9,922)	(10,824)
Adjustments | Accumulated deficit
Equity		(110,008)	(102,416)
Adjustments | Parent
Equity		(298,192)	(291,402)
Adjustments | Parent | Capital surplus
Equity		(178,262)	(178,262)
Adjustments | Parent | Foreign currency translation reserves
Equity		(9,922)	(10,824)
Adjustments | Parent | Accumulated deficit
Equity		¥ (110,008)	¥ (102,316)